UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 111.5%
Consumer Discretionary 16.9%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		355,000	349,675
8.75%, 6/1/2019		735,000	758,887
American Achievement Corp., 144A, 8.25%, 4/1/2012		110,000	108,350
Ameristar Casinos, Inc., 9.25%, 6/1/2014		420,000	429,450
Arcos Dorados BV, 144A, 7.5%, 10/1/2019 (b)		230,000	230,299
ArvinMeritor, Inc., 10.625%, 3/15/2018		225,000	225,281
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	240,656
8.0%, 3/15/2014		165,000	164,794
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		315,000	313,425
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	305,937
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		205,000	55,350
Carlson Wagonlit BV, 144A, 6.415% ***, 5/1/2015	EUR	100,000	114,038
Carrols Corp., 9.0%, 1/15/2013		130,000	131,625
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017 (b)		1,030,000	1,030,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017 (b)		115,000	117,300
Series B, 144A, 9.25%, 12/15/2017		175,000	179,813
CSC Holdings LLC:
6.75%, 4/15/2012 (b)		35,000	36,313
144A, 8.5%, 6/15/2015		1,250,000	1,312,500
DirecTV Holdings LLC, 7.625%, 5/15/2016		620,000	679,675
DISH DBS Corp.:
6.375%, 10/1/2011 (b)		3,380,000	3,515,200
6.625%, 10/1/2014		355,000	355,887
7.125%, 2/1/2016		345,000	345,862
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (c)		216,000	218,160
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		80,000	83,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		290,000	3,081
Ford Motor Co., 7.45%, 7/16/2031		260,000	228,475
Fortune Brands, Inc., 6.375%, 6/15/2014 (b)		785,000	854,765
GameStop Corp., 8.0%, 10/1/2012		545,000	561,350
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014 (b)		160,000	167,400
144A, 9.375%, 11/15/2017		320,000	334,800
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011 (b)		1,150,000	1,190,250
10.5%, 5/15/2016 (b)		160,000	172,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	216,700
Group 1 Automotive, Inc., 8.25%, 8/15/2013		125,000	125,313
Hanesbrands, Inc., 8.0%, 12/15/2016		165,000	168,300
Harrah's Operating Co., Inc., 11.25%, 6/1/2017 (b)		1,745,000	1,810,437
Hertz Corp., 8.875%, 1/1/2014		960,000	974,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		375,000	304,687
Kabel Deutschland GmbH, 10.625%, 7/1/2014		255,000	267,112
Lamar Media Corp., Series C, 6.625%, 8/15/2015		150,000	140,250
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	650,000	889,498
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		95,000	98,325
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		650,000	669,500
8.875%, 7/15/2015		60,000	65,850
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		235,000	237,350
Mediacom LLC, 144A, 9.125%, 8/15/2019		220,000	221,100
MGM MIRAGE:
144A, 10.375%, 5/15/2014		275,000	291,500
144A, 11.125%, 11/15/2017		345,000	372,600
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		148,534	146,306
10.375%, 10/15/2015		555,000	552,225
Netflix, Inc., 8.5%, 11/15/2017 (b)		165,000	172,838
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		620,000	641,700
Norcraft Holdings LP, 9.75%, 9/1/2012		309,000	290,460
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		145,000	143,550
Penske Automotive Group, Inc., 7.75%, 12/15/2016		865,000	824,994
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (b)		285,000	235,837
144A, 8.625%, 8/1/2017		260,000	247,000
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		185,000	1,850
Sabre Holdings Corp., 8.35%, 3/15/2016		225,000	206,438
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		170,000	151,300
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		570,000	533,833
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		190,000	206,150
Simmons Co., 10.0%, 12/15/2014 **		820,000	67,650
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		815,000	817,037
Standard Pacific Corp., 10.75%, 9/15/2016		300,000	312,750
Toys "R" Us, Inc., 7.375%, 10/15/2018		330,000	310,200
Travelport LLC:
4.881% ***, 9/1/2014		185,000	172,050
9.875%, 9/1/2014		440,000	449,900
11.875%, 9/1/2016		270,000	281,475
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		75,000	75
United Components, Inc., 9.375%, 6/15/2013		45,000	44,663
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	2,960,000	4,151,399
144A, 10.375%, 2/15/2015		240,000	252,451
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,625,000	2,212,682
144A, 8.0%, 11/1/2016	EUR	655,000	862,895
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		98,825	38,048
Videotron Ltd.:
6.875%, 1/15/2014		60,000	60,225
9.125%, 4/15/2018		175,000	190,313
144A, 9.125%, 4/15/2018		135,000	146,138
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		300,000	315,000
Wynn Las Vegas LLC, 144A, 7.875%, 11/1/2017 (b)		950,000	940,500
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,245,000	8,715

			37,655,567
Consumer Staples 5.1%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (b)		1,030,000	1,071,200
B&G Foods, Inc., 7.625%, 1/15/2018		260,000	262,600
Central Garden & Pet Co., 8.25%, 3/1/2018 (d)		280,000	281,050
Constellation Brands, Inc., 8.375%, 12/15/2014 (b)		810,000	862,650
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		165,000	167,888
Del Monte Corp., 144A, 7.5%, 10/15/2019		1,560,000	1,583,400
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		225,000	228,938
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	307,725
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		240,000	220,800
Ingles Markets, Inc., 8.875%, 5/15/2017 (b)		160,000	164,800
Kraft Foods, Inc., 5.375%, 2/10/2020		2,570,000	2,658,883
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	770,250
Reddy Ice Corp., 144A, 11.25%, 3/15/2015 (d)		105,000	105,000
Rite Aid Corp.:
7.5%, 3/1/2017		170,000	157,675
10.25%, 10/15/2019 (b)		230,000	243,225
Smithfield Foods, Inc.:
7.75%, 7/1/2017		365,000	333,975
144A, 10.0%, 7/15/2014 (b)		510,000	552,075
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		245,000	246,838
Tops Markets LLC, 144A, 10.125%, 10/15/2015		440,000	454,300
TreeHouse Foods, Inc., 7.75%, 3/1/2018 (d)		185,000	189,856
Tyson Foods, Inc.:
7.85%, 4/1/2016		280,000	296,100
10.5%, 3/1/2014		275,000	319,687

			11,478,915
Energy 12.8%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018 (b)		610,000	660,325
12.125%, 8/1/2017		510,000	573,750
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	1,076,400
Berry Petroleum Co., 10.25%, 6/1/2014		325,000	353,437
Bill Barrett Corp., 9.875%, 7/15/2016		280,000	296,450
Bristow Group, Inc., 7.5%, 9/15/2017 (b)		335,000	329,137
Chaparral Energy, Inc., 8.5%, 12/1/2015		765,000	623,475
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		340,000	317,050
6.875%, 1/15/2016		465,000	457,444
6.875%, 11/15/2020		920,000	876,300
7.25%, 12/15/2018		495,000	487,575
9.5%, 2/15/2015 (b)		65,000	70,688
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		165,000	164,588
144A, 8.5%, 12/15/2019		165,000	166,650
Colorado Interstate Gas Co., 6.8%, 11/15/2015		645,000	727,675
Concho Resources, Inc., 8.625%, 10/1/2017		145,000	148,806
Continental Resources, Inc., 8.25%, 10/1/2019		110,000	112,475
Crosstex Energy, 144A, 8.875%, 2/15/2018		425,000	431,375
El Paso Corp.:
7.25%, 6/1/2018		405,000	407,601
7.75%, 6/15/2010 (b)		3,857,000	3,898,540
8.25%, 2/15/2016		240,000	254,400
9.625%, 5/15/2012		1,590,000	1,697,902
EXCO Resources, Inc., 7.25%, 1/15/2011		383,000	383,479
Frontier Oil Corp.:
6.625%, 10/1/2011		160,000	159,600
8.5%, 9/15/2016 (b)		140,000	141,750
Hilcorp Energy I LP, 144A, 8.0%, 2/15/2020		255,000	244,800
Holly Corp., 144A, 9.875%, 6/15/2017		620,000	635,500
KCS Energy, Inc., 7.125%, 4/1/2012		1,335,000	1,335,000
Linn Energy LLC, 144A, 11.75%, 5/15/2017		475,000	536,750
Mariner Energy, Inc.:
7.5%, 4/15/2013		245,000	245,000
8.0%, 5/15/2017		270,000	257,850
Newfield Exploration Co., 7.125%, 5/15/2018		955,000	955,000
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018 (d)		205,000	205,000

OPTI Canada, Inc.:
7.875%, 12/15/2014		1,445,000	1,271,600
144A, 9.0%, 12/15/2012		80,000	81,400
Petrohawk Energy Corp.:
7.875%, 6/1/2015		145,000	145,000
9.125%, 7/15/2013		250,000	260,000
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		235,000	229,713
7.625%, 6/1/2018		530,000	531,325
8.625%, 10/15/2019		615,000	638,062
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		640,000	595,200
11.75%, 1/1/2016		565,000	641,275
Regency Energy Partners LP:
8.375%, 12/15/2013		320,000	328,800
144A, 9.375%, 6/1/2016		650,000	685,750
Southwestern Energy Co., 7.5%, 2/1/2018		530,000	559,150
Stone Energy Corp.:
6.75%, 12/15/2014		525,000	464,625
8.625%, 2/1/2017		980,000	957,950
Whiting Petroleum Corp.:
7.25%, 5/1/2012		1,822,000	1,831,110
7.25%, 5/1/2013		55,000	55,550

			28,508,282
Financials 23.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		640,000	561,600
Anglo American Capital PLC:
144A, 9.375%, 4/8/2014		380,000	458,967
144A, 9.375%, 4/8/2019		250,000	319,773
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		255,000	260,100
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		325,000	107,250
Bank of America Corp., 5.75%, 12/1/2017		775,000	784,808
Bank of America NA, 6.1%, 6/15/2017 (b)		1,890,000	1,916,197
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		125,000	21,563
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	425,250
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		640,000	643,200
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		255,000	260,100
CIT Group, Inc., 7.0%, 5/1/2017		360,000	318,150
Citigroup, Inc.:
5.0%, 9/15/2014		615,000	611,605
6.5%, 8/19/2013		630,000	677,656
Conproca SA de CV, REG S, 12.0%, 6/16/2010		254,410	262,131
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		495,000	502,425
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,055,000	1,002,250
12.5%, 11/30/2017 (PIK)		733,000	848,447
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		335,000	333,325
FCE Bank PLC, 9.375%, 1/17/2014	EUR	800,000	1,132,893
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019		245,000	277,169
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,785,000	2,823,255
7.375%, 2/1/2011		280,000	285,607
8.125%, 1/15/2020 (b)		1,410,000	1,407,926
9.875%, 8/10/2011		1,475,000	1,547,299
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	331,500
GMAC, Inc.:
6.875%, 9/15/2011		1,690,000	1,690,000
7.0%, 2/1/2012 (b)		1,145,000	1,139,275
7.25%, 3/2/2011		4,890,000	4,932,787
144A, 8.3%, 2/12/2015		280,000	282,450
Hellas Telecommunications Finance SCA, 144A, 8.684% ***, 7/15/2015 (PIK)	EUR	266,689	40
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		1,000,000	1,038,010
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		955,000	978,875
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,815,000	1,878,525
iPayment, Inc., 9.75%, 5/15/2014		225,000	196,313
JPMorgan Chase Bank NA, 6.0%, 10/1/2017		550,000	591,222
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	884,975
National Money Mart Co., 144A, 10.375%, 12/15/2016		450,000	469,125
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		345,000	431
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		775,000	701,375
11.5%, 5/1/2016		110,000	122,513
NiSource Finance Corp., 6.125%, 3/1/2022 (b)		1,580,000	1,646,020
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		625,000	550,000
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		370,000	375,550
144A, 9.25%, 4/1/2015		415,000	421,225
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		45,000	47,306
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016		620,000	627,750
Sprint Capital Corp.:
7.625%, 1/30/2011 (b)		1,000,000	1,020,000
8.375%, 3/15/2012		350,000	357,437
Terra Capital, Inc., 144A, 7.75%, 11/1/2019		330,000	367,950
TNK-BP Finance SA:
144A, 6.25%, 2/2/2015 (b)		1,180,000	1,197,700
144A, 7.25%, 2/2/2020		395,000	392,037
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		360,000	395,100
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		730,000	456
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		296,077	272,391
UPC Germany GmbH:
144A, 8.125%, 12/1/2017		585,000	585,000
144A, 9.625%, 12/1/2019	EUR	610,000	834,760
Virgin Media Finance PLC:
8.75%, 4/15/2014		304,000	310,840
Series 1, 9.5%, 8/15/2016		1,690,000	1,791,400
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018 (b)		3,695,000	3,639,575
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	1,310,000	1,872,950
144A, 11.75%, 7/15/2017		1,200,000	1,284,000
144A, 12.0%, 12/1/2015		75,000	80,250
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	350,000	428,920

			51,524,979
Health Care 8.1%
Community Health Systems, Inc., 8.875%, 7/15/2015		4,540,000	4,698,900
HCA, Inc.:
144A, 7.875%, 2/15/2020		3,805,000	3,976,225
144A, 8.5%, 4/15/2019 (b)		270,000	289,575
9.125%, 11/15/2014		685,000	720,106
9.25%, 11/15/2016		3,145,000	3,337,631
9.625%, 11/15/2016 (PIK)		520,000	556,400
144A, 9.875%, 2/15/2017		505,000	545,400
HEALTHSOUTH Corp., 10.75%, 6/15/2016		180,000	194,400
IASIS Healthcare LLC, 8.75%, 6/15/2014		2,255,000	2,277,550
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	185,000	232,383
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		80,000	80,400
The Cooper Companies, Inc., 7.125%, 2/15/2015		360,000	354,600
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		240,000	248,400
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		515,000	505,988

			18,017,958
Industrials 9.8%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		110,000	119,570
Actuant Corp., 6.875%, 6/15/2017		180,000	173,700
ARAMARK Corp., 8.5%, 2/1/2015		525,000	530,250
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		830,000	869,425
Belden, Inc.:
7.0%, 3/15/2017		185,000	178,063
144A, 9.25%, 6/15/2019		425,000	450,500
Bombardier, Inc.:
144A, 6.3%, 5/1/2014		100,000	102,750
144A, 6.75%, 5/1/2012		2,450,000	2,609,250
Cenveo Corp.:
144A, 8.875%, 2/1/2018		1,005,000	994,950
144A, 10.5%, 8/15/2016		240,000	238,800
Clean Harbors, Inc., 7.625%, 8/15/2016		225,000	227,250
Congoleum Corp., 8.625%, 8/1/2008 **		395,000	82,950
Corrections Corp. of America, 7.75%, 6/1/2017 (b)		625,000	640,625
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		130,000	132,275
Esco Corp., 144A, 4.129% ***, 12/15/2013		275,000	243,375
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		185,000	183,150
Iron Mountain, Inc.:
8.375%, 8/15/2021		615,000	631,144
8.75%, 7/15/2018 (b)		1,880,000	1,959,900
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		290,000	266,075
10.625%, 10/15/2016 (b)		255,000	266,475
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		735,000	731,325
7.625%, 12/1/2013		460,000	458,850
144A, 8.0%, 2/1/2018		850,000	839,375
Kansas City Southern Railway Co., 8.0%, 6/1/2015		455,000	466,375
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		360,000	360,900
Mobile Mini, Inc., 9.75%, 8/1/2014		300,000	307,500
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		755,000	747,450
Oshkosh Corp.:
144A, 8.25%, 3/1/2017		95,000	95,000
144A, 8.5%, 3/1/2020		185,000	185,000
Owens Corning, Inc., 9.0%, 6/15/2019		455,000	525,712
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		185,000	185,925
RailAmerica, Inc., 9.25%, 7/1/2017		297,000	311,479
RBS Global & Rexnord Corp.:
9.5%, 8/1/2014 (b)		425,000	430,312
11.75%, 8/1/2016 (b)		130,000	135,200
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		230,000	227,700
The Geo Group, Inc., 144A, 7.75%, 10/15/2017		795,000	804,937
Titan International, Inc., 8.0%, 1/15/2012		795,000	791,025
TransDigm, Inc.:
7.75%, 7/15/2014		200,000	199,500
144A, 7.75%, 7/15/2014		265,000	265,000
Triumph Group, Inc., 144A, 8.0%, 11/15/2017		80,000	80,600
United Rentals North America, Inc.:
7.0%, 2/15/2014		580,000	516,200
9.25%, 12/15/2019		1,215,000	1,184,625
10.875%, 6/15/2016		590,000	619,500
USG Corp., 144A, 9.75%, 8/1/2014		200,000	210,000
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		365,000	360,438

			21,940,405
Information Technology 3.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		455,000	323,050
Equinix, Inc., 8.125%, 3/1/2018		930,000	947,437
Jabil Circuit, Inc., 7.75%, 7/15/2016		135,000	139,725
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		165,000	169,950
L-3 Communications Corp.:
5.875%, 1/15/2015		1,635,000	1,641,131
Series B, 6.375%, 10/15/2015		650,000	660,563
MasTec, Inc., 7.625%, 2/1/2017		430,000	413,338
Seagate Technology International, 144A, 10.0%, 5/1/2014		165,000	187,481
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,395,000	1,447,312
10.625%, 5/15/2015		400,000	432,000
Unisys Corp., 144A, 12.75%, 10/15/2014		360,000	415,800
Vangent, Inc., 9.625%, 2/15/2015		160,000	147,200

			6,924,987
Materials 14.0%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		106,000	90,100
ARCO Chemical Co., 9.8%, 2/1/2020 **		195,000	156,975
Ashland, Inc., 144A, 9.125%, 6/1/2017		415,000	454,425
Ball Corp.:
7.125%, 9/1/2016		1,420,000	1,473,250
7.375%, 9/1/2019		170,000	176,375
Berry Plastics Corp., 144A, 8.25%, 11/15/2015		745,000	735,687
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		290,000	258,825
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		325,000	337,188
CPG International I, Inc., 10.5%, 7/1/2013		445,000	436,100
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,590,000	1,653,600
Domtar Corp., 10.75%, 6/1/2017		300,000	351,750
Dow Chemical Co., 8.55%, 5/15/2019		270,000	326,407
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		685,000	674,725
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	708,119
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015 (b)		1,320,000	1,430,550
8.375%, 4/1/2017		2,768,000	3,003,280
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		428,424	342,739
10.0%, 3/31/2015		421,120	336,896
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017 (b)		80,000	83,000
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		490,000	496,737
144A, 7.125%, 1/15/2017		155,000	156,550
144A, 8.25%, 5/1/2016		585,000	617,175
9.5%, 12/1/2011		1,525,000	1,658,437
Graphic Packaging International, Inc., 9.5%, 6/15/2017 (b)		765,000	803,250
Greif, Inc., 7.75%, 8/1/2019		870,000	896,100
Hexcel Corp., 6.75%, 2/1/2015		915,000	882,975
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	850,000	1,079,278
Innophos, Inc., 8.875%, 8/15/2014		110,000	113,025
Koppers, Inc., 144A, 7.875%, 12/1/2019		490,000	498,575
Kronos International, Inc., 6.5%, 4/15/2013	EUR	195,000	215,073
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		635,000	533,400
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	88,000
NewMarket Corp., 7.125%, 12/15/2016		495,000	490,050

Novelis, Inc.:
7.25%, 2/15/2015		395,000	366,363
11.5%, 2/15/2015		395,000	419,687
Owens-Brockway Glass Container, Inc.:
6.75%, 12/1/2014	EUR	465,000	633,167
7.375%, 5/15/2016		2,030,000	2,095,975
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		75,000	82,688
Radnor Holdings Corp., 11.0%, 3/15/2010 **		90,000	9
Sealed Air Corp., 144A, 7.875%, 6/15/2017 (b)		2,360,000	2,502,280
Silgan Holdings, Inc., 7.25%, 8/15/2016 (b)		845,000	868,237
Solo Cup Co., 10.5%, 11/1/2013		385,000	403,288
Teck Resources Ltd.:
9.75%, 5/15/2014		290,000	342,200
10.25%, 5/15/2016		290,000	345,825
10.75%, 5/15/2019		725,000	891,750
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		380,000	384,750
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		311,438	266,279

			31,161,114
Telecommunication Services 11.6%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,098,737
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,260,000	1,260,000
8.375%, 1/15/2014		475,000	478,563
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,355,000	1,348,225
10.0%, 7/15/2015 (b)		495,000	501,188
Crown Castle International Corp.:
7.125%, 11/1/2019		325,000	325,000
9.0%, 1/15/2015		560,000	604,800
Digicel Group Ltd., 144A, 8.25%, 9/1/2017		1,040,000	988,000
ERC Ireland Preferred Equity Ltd., 144A, 7.662% ***, 2/15/2017 (PIK)	EUR	238,860	160,027
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	224,560
8.125%, 10/1/2018 (b)		310,000	308,450
GCI, Inc., 144A, 8.625%, 11/15/2019		125,000	127,031
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		97,606	43,923
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,215,000	1,230,187
Intelsat Corp.:
9.25%, 8/15/2014		1,060,000	1,091,800
9.25%, 6/15/2016		2,165,000	2,240,775
Intelsat Jackson Holdings Ltd.:
144A, 8.5%, 11/1/2019		410,000	415,125
11.25%, 6/15/2016		455,000	485,713
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		590,000	601,800
iPCS, Inc., 2.374% ***, 5/1/2013		115,000	105,800
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		2,340,000	2,334,150
Millicom International Cellular SA, 10.0%, 12/1/2013		2,020,000	2,095,750
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		470,000	451,200
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018 (b)		425,000	425,000
144A, 8.0%, 10/1/2015		360,000	372,600
Qwest Corp.:
7.875%, 9/1/2011		775,000	819,562
8.375%, 5/1/2016		90,000	98,550
8.875%, 3/15/2012		145,000	157,144
Rogers Communications, Inc., 6.8%, 8/15/2018		715,000	814,258
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		115,000	119,600
144A, 8.25%, 8/15/2019		150,000	157,500
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		945,000	914,287
Stratos Global Corp., 9.875%, 2/15/2013		340,000	357,000
Telesat Canada, 11.0%, 11/1/2015		1,150,000	1,253,500
West Corp., 9.5%, 10/15/2014		255,000	253,088
Windstream Corp.:
7.0%, 3/15/2019		340,000	311,950
7.875%, 11/1/2017		1,155,000	1,129,012
8.625%, 8/1/2016		45,000	45,788

			25,749,643
Utilities 7.0%
AES Corp.:
8.0%, 10/15/2017		255,000	253,406
8.0%, 6/1/2020		375,000	367,969
144A, 8.75%, 5/15/2013		1,609,000	1,637,158
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		470,000	482,776
CMS Energy Corp., 8.5%, 4/15/2011		1,200,000	1,260,000
Energy Future Holdings Corp., 11.25%, 11/1/2017 (PIK)		389,500	272,650
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019 (b)		785,000	948,573
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		185,000	186,850
Jersey Central Power & Light Co., 7.35%, 2/1/2019		785,000	916,730
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,098,000	1,150,155
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,060,000	1,081,200
Mirant North America LLC, 7.375%, 12/31/2013		145,000	144,456
NRG Energy, Inc.:
7.25%, 2/1/2014		3,080,000	3,103,100
7.375%, 2/1/2016		525,000	517,781
7.375%, 1/15/2017		1,145,000	1,126,394
NV Energy, Inc.:
6.75%, 8/15/2017		520,000	525,328
8.625%, 3/15/2014		108,000	110,025
Orion Power Holdings, Inc., 12.0%, 5/1/2010		1,275,000	1,282,969
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		220,000	164,427

			15,531,947

Total Corporate Bonds (Cost $243,331,397)			248,493,797
Government & Agency Obligations 14.2%
Other Government Related 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	779,683
Sovereign Bonds 13.8%
Federative Republic of Brazil:
8.875%, 10/14/2019 (b)		2,015,000	2,594,312
12.5%, 1/5/2016	BRL	2,070,000	1,313,322
Government of Ukraine, REG S, 7.65%, 6/11/2013		770,000	737,352
Republic of Argentina, 5.83%, 12/31/2033	ARS	774	144
Republic of Croatia, 144A, 6.75%, 11/5/2019		1,345,000	1,393,801
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (b)		1,235,000	1,253,525
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	182,438
Republic of Indonesia, 144A, 6.875%, 3/9/2017		3,385,000	3,740,425
Republic of Lithuania, 144A, 7.375%, 2/11/2020		1,450,000	1,508,055
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,393,000
Republic of Peru, 7.35%, 7/21/2025		2,505,000	2,918,325
Republic of Poland, 6.375%, 7/15/2019		2,550,000	2,738,700
Republic of South Africa, 6.875%, 5/27/2019		185,000	203,963
Republic of Uruguay:
7.625%, 3/21/2036 (b)		615,000	658,050
9.25%, 5/17/2017		1,825,000	2,258,437
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	814,775
Russian Federation, REG S, 7.5%, 3/31/2030		3,859,382	4,373,065
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		645,000	683,700

			30,765,389
US Treasury Obligation 0.1%
US Treasury Bill, 0.19% ****, 3/18/2010 (e)		139,000	138,996

Total Government & Agency Obligations (Cost $29,507,796)			31,684,068
Loan Participations and Assignments 11.4%
Senior Loans 10.9%
Aspect Software, Inc., Second Lien Term Loan, 7.313% ***, 7/11/2012		1,000,000	928,750
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		135,000	136,181
Buffets, Inc.:
Letter of Credit Term Loan B, 7.501% ***, 5/1/2013 (PIK)		41,866	38,726
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013		218,399	202,019
Incremental Term Loan, 18.0% ***, 4/30/2012		73,844	75,414
Charter Communications Operating LLC:
Replacement Term Loan, 2.23% ***, 3/6/2014		1,765,072	1,651,437
New Term Loan, 7.25% ***, 3/6/2014		967,305	986,511
Clarke American Corp., Term Loan B, 2.751% ***, 6/30/2014		182,115	160,337
Ford Motor Co., Term Loan, 3.26% ***, 12/16/2013		4,686,939	4,410,503
Freescale Semiconductor, Inc.:
Term Loan B, LIBOR plus 1.75%, 11/29/2013		780,000	720,119
Incremental Term Loan, 12.5%, 12/15/2014		746,241	771,740
Graphic Packaging International, Inc., Term Loan C, 3.001% ***, 5/16/2014		467,172	459,690
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.229% ***, 3/26/2014		1,304,973	975,141
Letter of Credit, 2.251% ***, 3/26/2014		77,416	57,893
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		1,213,236	1,119,556
Term Loan C2, 2.563% ***, 5/6/2013		560,266	517,008
IASIS Healthcare LLC, Term Loan, 5.499% ***, 6/13/2014 (PIK)		643,308	587,018
Kabel Deutschland GmbH, Term Loan, 7.99% ***, 11/18/2014 (PIK)	EUR	2,137,567	2,851,199
Nuveen Investments, Inc., Term Loan, 3.323% ***, 11/13/2014		305,086	267,121
OSI Restaurant Partners LLC:
Term Loan, 2.507% ***, 6/14/2013		75,000	66,621
Term Loan B, 2.563% ***, 6/14/2014		905,000	803,898
Sabre, Inc., Term Loan B, 2.479% ***, 9/30/2014		199,221	175,627
Sbarro, Inc., Term Loan, 4.729% ***, 1/31/2014		266,000	239,566
Scorpion Holding Ltd., Second Lien Term Loan, 7.752% ***, 11/29/2010		740,000	684,500
Telesat Canada:
Term Loan I, 3.24% ***, 10/31/2014		1,409,989	1,375,092
Term Loan II, 3.24% ***, 10/31/2014		121,106	118,109
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.728% ***, 10/10/2014		111,524	90,245
Term Loan B3, 3.728% ***, 10/10/2014		1,823,038	1,467,171
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **		404,875	246,008
VML US Finance LLC:
Delayed Draw Tem Loan B, 4.76% ***, 5/25/2012		114,840	109,590
Term Loan B, 4.76% ***, 5/27/2013		198,817	189,729
Warner Chilcott Co., LLC, Term Loan B2, 5.75% ***, 4/30/2015		596,610	597,976
Warner Chilcott PLC:
Term Loan A, 5.5% ***, 10/30/2014		542,373	543,531
Incremental Term Loan, 5.75% ***, 4/30/2015		400,000	400,938
Term Loan B1, 5.75% ***, 4/30/2015		271,186	271,779

			24,296,743

Sovereign Loans 0.5%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012		1,215,000	1,087,425

Total Loan Participations and Assignments (Cost $25,723,391)			25,384,168
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $432,574)		675,000	507,094

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	8,911	50,347
Dex One Corp.*	2,638	78,612
SuperMedia, Inc.*	493	20,714
Vertis Holdings, Inc.*	4,349	0

		149,673
Industrials 0.0%
World Color Press, Inc.*	1,472	16,192
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552

		6,608

Total Common Stocks (Cost $1,712,265)		172,473
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	255
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	1,666	6,740
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	400	0

Total Warrants (Cost $87,876)		6,995
Securities Lending Collateral 14.6%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $32,527,793)	32,527,793	32,527,793
Cash Equivalents 2.2%
Central Cash Management Fund, 0.21% (f) (Cost $4,845,123)	4,845,123	4,845,123

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $338,168,215) †	154.2	343,621,511
Other Assets and Liabilities, Net	(12.9)	(28,833,999)
Notes Payable	(41.3)	(92,000,000)

Net Assets	100.0	222,787,512

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	195,000	USD	232,206	156,975
Buffalo Thunder Development Authority	9.375%	12/15/2014	125,000	USD	125,747	21,563
CanWest MediaWorks LP	9.25%	8/1/2015	205,000	USD	205,000	55,350
Congoleum Corp.	8.625%	8/1/2008	395,000	USD	392,755	82,950
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	290,000	USD	292,813	3,081
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	97,606	USD	92,881	43,923
New ASAT (Finance) Ltd.	9.25%	2/1/2011	345,000	USD	298,650	431
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	79,463	9
Reader's Digest Association, Inc.	9.0%	2/15/2017	185,000	USD	180,881	1,850
Simmons Co.	10.0%	12/15/2014	820,000	USD	690,325	67,650
Tribune Co.	5.25%	6/4/2014	404,875	USD	404,622	246,008
Tropicana Entertainment LLC	9.625%	12/15/2014	730,000	USD	547,250	456
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	75,000	USD	75,994	75
Young Broadcasting, Inc.	8.75%	1/15/2014	1,245,000	USD	1,111,306	8,715
					4,729,893	689,036

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of February 28, 2010.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $339,424,745.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $4,196,766.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,145,454 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,948,688.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2010 amounted to $31,439,244 which is 14.1% of net assets.
(c)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(d)	When-issued security.
(e)	At February 28, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At February 28, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	6/21/2010	32	3,759,500	(11,564)

As of February 28, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	414,524	EUR	306,340	3/25/2010	2,586	JPMorgan Chase Securities, Inc.
USD	6,077	EUR	4,500	3/25/2010	50	JPMorgan Chase Securities, Inc.
USD	73,869	EUR	54,700	3/25/2010	610	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					3,246

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	11,248,700	USD	15,232,236	3/25/2010	(83,903)	Citigroup, Inc.
EUR	2,111,700	USD	2,859,523	3/25/2010	(15,751)	Citigroup, Inc.
Total unrealized depreciation					(99,654)

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$—	$247,623,962	$869,835	$248,493,797
Government & Agency Obligations	—	31,545,072	—	31,545,072
Loan Participations and Assignments	—	24,247,328	1,136,840	25,384,168
Preferred Security	—	507,094	—	507,094
Common Stocks(h)	115,518	50,347	6,608	172,473
Warrants(h)	—	6,740	255	6,995
Short-Term Investments(h)	37,372,916	138,996	—	37,511,912
Derivatives(i)	—	3,246	—	3,246
Total	$37,488,434	$304,122,785	$2,013,538	$343,624,757
Liabilities
Derivatives(i)	$(11,564)	$(99,654)	$—	$(111,218)
Total	$(11,564)	$(99,654)	$—	$(111,218)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Convertible Preferred Stocks	Common Stocks	Warrants	Total
Balance as of November 30, 2009	$ 872,385	$ 1,083,906	$ 0	$ 6,608	$ 5,404	$ 1,968,303
Realized gain (loss)	—	(131,588)	(12,580)	—	—	(144,168)
Change in unrealized appreciation (depreciation)	(26,944)	135,167	12,580	—	(5,149)	115,654
Amortization premium/discount	24,394	5,325	—	—	—	29,719
Net purchases (sales)	—	44,030	0	—	—	44,030
Net transfers in (out) of Level 3	—	—	—	—	—	—
Balance as of February 28, 2010	$ 869,835	$ 1,136,840	$ —	$ 6,608	$ 255	$ 2,013,538
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2010	$ (26,944)	$ 4,589	$ —	$ —	$ (5,149)	$ (27,505)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2010 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (96,408)
Interest Rate Contracts	$ (11,564)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010